Tax (Details 2) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Tax effect of temporary differences (CHF)
Net operating loss carry-forwards	758	1,380
Net deferred tax assets	5,478	6,099
Net deferred tax assets change	(621)
Tax benefits associated with share-based compensation (CHF)
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital	(36)
Tax and securities law matters
Litigation
Increases in litigation accruals	1,618